Summary of Significant Accounting Policies - Consolidated Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Assets
Quality assurance receivable	¥ 1,121,554	$ 171,886		¥ 3,649,642
Loans receivable	2,354,882	360,901		4,808,252
Accounts receivable	863,906	132,399		882,305
Decrease in assets	14,882,185	2,280,795		18,304,456
Liabilities
Quality assurance payable				4,776,153	¥ 3,819,379	¥ 2,062,844
Increase in liabilities	6,451,855	988,790		10,292,976
Retained earnings
Deferred tax assets	¥ 155,758	$ 23,872		129,740
Accounting Standards Update 2016-13 [Member]
Assets
Quality assurance receivable			¥ 3,614,644	3,649,642
Loans receivable			4,504,961	4,808,252
Accounts receivable			740,228	882,305
Liabilities
Quality assurance payable			¥ 5,466,275	4,776,153
Accounting Standards Update 2016-13 [Member] | CECL Adoption Impact [Member]
Assets
Quality assurance receivable				(34,998)
Loans receivable				(303,291)
Accounts receivable				(142,077)
Decrease in assets				(480,366)
Liabilities
Quality assurance payable				690,122
Increase in liabilities				690,122
Retained earnings
Tax effects				287,524
Pre-tax decrease in retained earnings				(1,170,488)
Deferred tax assets				¥ (882,964)